UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-7885

Name of Fund: Master Enhanced S&P 500 Series of Quantitative Master Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Master
        Enhanced S&P 500 Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/04

Date of reporting period: 01/01/04 - 06/30/04

Item 1 - Report to Stockholders

Enhanced S&P 500

Summary: As the first half of 2004 drew to a close, global equity market returns, though mostly positive, have proven largely unimpressive. Total returns on international markets as represented by MSCI EAFE were up about 4.5% for the year (in US Dollars) while US markets, as represented by the S&P 500 index, were up a scant 3.4% YTD.

The first quarter of 2004 was a mixed period for US equity markets. While January and February brought positive returns, market enthusiasm waned considerably in March and equity markets retreated slightly. In spite of the negative return in March, the S&P 500 managed to eke out a positive return of 1.69% for the quarter.

The second quarter was an interval of indecision for equities, with most broad market indexes in positive territory by low single-digit percent figures. Both the MSCI EAFE and S&P 500 and dove into April, only to recover some of their surrendered altitude in May. The bellwethers gained again in June, to end the quarter above where they began, but gains were far from impressive.

The aura of uncertainty was fueled by factors ranging from persistent violence in Iraq; to record high oil prices; to mixed, though slowly improving, economic data in the US. Global politics muddied the waters further, raising the volume of uncertainty with the chatter of geopolitical rhetoric surrounding events such as the restoration of sovereignty to Iraq and the EU Constitutional negotiations. Politics moved to center stage as parliamentary elections took place in the EU and Canada while the drumbeat of presidential election year drama gradually swelled in the US.

The closing days of the first half brought greater clarity around the US economic picture, as new home sales and GDP growth figures each exceeded expectations. Additionally, the US Federal Reserve Banks' quarter point increase in the benchmark interest rate on June 30 was smaller than expected by many Fed-watchers, thus equity markets rose moderately on the news.

Attribution: During the first half of 2004, the Enhanced S&P 500 strategy performed well, moderately outperforming its benchmark, and adding 13 basis points over the index in the first quarter and 11 basis points over the index in the second quarter. Contributions to performance were balanced between stock selection and stock substitution strategies.

Though stock selection screens generally underperformed in March and the strategy modestly trailed the benchmark, quantitative stock selection proved to be effective, particularly in April. Earnings Estimate Revisions and Value signals both were contributors, while Momentum was a slight detractor. IPO's, Secondary Equity Offerings and Short Interest were also additive stock selection strategies.

Stock substitutions proved additive during the first half of 2004. Of particular note was the rebalance event of MSCI indices and US Bancorp's spin-off of Piper Jaffery. Due to the overlap between the MSCI North America index and the S&P 500 index, our successful management of these Index Changes contributed to the portfolio's return. M&A activity has increased and we are currently invested in more mergers than at any point in the last two years. In particular, the portfolio benefited from the AT&T Wireless/Cingular and the CIMA/Cephalon mergers in the second quarter. We also initiated a new position in our convertible bond substitution strategy, trading Tyco equity for a convertible bond with an attractive coupon as compared to the stock's dividend yield.

Strategy going forward: As the portfolio enters the third quarter, all of our stock selection screens are active along with our substitution strategies and we remain vigilant in search of additional opportunities to add value.

                                   Master Enhanced S&P 500 Series, June 30, 2004

SCHEDULE OF INVESTMENTS

------------------------------------------------------------------------------------------------------------------------------------
                                               Shares
Industry*                                       Held                     Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.2%                           39,200   The Boeing Company                                      $    2,002,728
                                                      6,500   General Dynamics Corporation                                   645,450
                                                      3,800   Goodrich Corporation                                           122,854
                                                     25,200   Honeywell International Inc.                                   923,076
                                                     14,600   +InVision Technologies, Inc.                                   728,540
                                                     32,800   Lockheed Martin Corporation                                  1,708,224
                                                      9,800   Northrop Grumman Corporation                                   526,260
                                                     11,300   Raytheon Company                                               404,201
                                                      5,400   Rockwell Collins, Inc.                                         179,928
                                                     16,400   United Technologies Corporation                              1,500,272
                                                                                                                      --------------
                                                                                                                           8,741,533
------------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.8%                        9,600   FedEx Corp.                                                    784,224
                                                      4,700   Ryder System, Inc.                                             188,329
                                                     28,700   United Parcel Service, Inc. (Class B)                        2,157,379
                                                                                                                      --------------
                                                                                                                           3,129,932
------------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                                       3,200   Delta Air Lines, Inc.                                           22,784
                                                     19,800   Southwest Airlines Co.                                         332,046
                                                                                                                      --------------
                                                                                                                             354,830
------------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.1%                                1,600   Cooper Tire & Rubber Company                                    36,800
                                                      3,300   Dana Corporation                                                64,680
                                                     14,300   Delphi Corporation                                             152,724
                                                      4,500   +The Goodyear Tire & Rubber Company                             40,905
                                                      5,000   Johnson Controls, Inc.                                         266,900
                                                      2,700   Visteon Corporation                                             31,509
                                                                                                                      --------------
                                                                                                                             593,518
------------------------------------------------------------------------------------------------------------------------------------
Automobiles - 1.0%                                  108,600   Ford Motor Company                                           1,699,590
                                                     40,200   General Motors Corporation                                   1,872,918
                                                      7,900   Harley-Davidson, Inc.                                          489,326
                                                                                                                      --------------
                                                                                                                           4,061,834
------------------------------------------------------------------------------------------------------------------------------------
Beverages - 2.4%                                        900   Adolph Coors Company (Class B)                                  65,106
                                                     28,400   Anheuser-Busch Companies, Inc.                               1,533,600
                                                      3,700   Brown-Forman Corporation (Class B)                             178,599
                                                     82,700   The Coca-Cola Company                                        4,174,696
                                                     15,200   Coca-Cola Enterprises Inc.                                     440,648
                                                     57,110   PepsiCo, Inc.                                                3,077,087
                                                                                                                      --------------
                                                                                                                           9,469,736
------------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.1%                                 42,080   +Amgen Inc.                                                  2,296,306
                                                     13,210   +Biogen Idec Inc.                                              835,533
                                                      4,400   +Chiron Corporation                                            196,416
                                                        853   +Genzyme Corporation                                            40,372
                                                     11,584   +Gilead Sciences, Inc.                                         776,128
                                                      7,967   +ILEX Oncology, Inc.                                           199,095
                                                      4,500   +MedImmune, Inc.                                               105,300
                                                                                                                      --------------
                                                                                                                           4,449,150

                                   Master Enhanced S&P 500 Series, June 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                               Shares
Industry*                                       Held                     Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.2%                              7,200   +American Standard Companies, Inc.                      $      290,232
                                                     15,900   Masco Corporation                                              495,762
                                                                                                                      --------------
                                                                                                                             785,994
------------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 3.3%                               23,000   The Bank of New York Company, Inc.                             678,040
                                                     11,100   The Bear Stearns Companies Inc.                                935,841
                                                     42,700   The Charles Schwab Corporation                                 410,347
                                                      9,900   +E*TRADE Financial Corp.                                       110,385
                                                      2,600   Federated Investors, Inc. (Class B)                             78,884
                                                      8,500   Franklin Resources, Inc.                                       425,680
                                                     28,700   The Goldman Sachs Group, Inc.                                2,702,392
                                                     70,450   J.P. Morgan Chase & Co.                                      2,731,347
                                                      9,800   Janus Capital Group Inc.                                       161,602
                                                     23,149   Lehman Brothers Holdings, Inc.                               1,741,962
                                                     10,100   Mellon Financial Corporation                                   296,233
                                                      2,600   Merrill Lynch & Co., Inc.(a)                                   140,348
                                                     35,700   Morgan Stanley                                               1,883,889
                                                      4,100   Northern Trust Corporation                                     173,348
                                                      8,400   State Street Corporation                                       411,936
                                                      5,300   T. Rowe Price Group Inc.                                       267,120
                                                          3   UBS AG (Registered)                                                213
                                                                                                                      --------------
                                                                                                                          13,149,567
------------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.4%                                      7,600   Air Products and Chemicals, Inc.                               398,620
                                                     29,094   The Dow Chemical Company                                     1,184,126
                                                     31,700   E.I. du Pont de Nemours and Company                          1,408,114
                                                      1,700   Eastman Chemical Company                                        78,591
                                                      4,000   Ecolab Inc.                                                    126,800
                                                      2,600   Engelhard Corporation                                           84,006
                                                      1,300   Great Lakes Chemical Corporation                                35,178
                                                      2,900   +Hercules Incorporated                                          35,351
                                                      3,200   International Flavors & Fragrances  Inc.                       119,680
                                                     27,700   Monsanto Company                                             1,066,450
                                                      6,000   PPG Industries, Inc.                                           374,940
                                                      6,800   Praxair, Inc.                                                  271,388
                                                      3,900   Rohm and Haas Company                                          162,162
                                                      2,400   Sigma-Aldrich Corporation                                      143,064
                                                                                                                      --------------
                                                                                                                           5,488,470
------------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 6.1%                              11,700   AmSouth Bancorporation                                         297,999
                                                     18,125   BB&T Corporation                                               670,081
                                                     37,452   Bank One Corporation                                         1,910,052
                                                     71,361   Bank of America Corporation                                  6,038,568
                                                     40,197   Charter One Financial, Inc.                                  1,776,305
                                                      3,900   Comerica Incorporated                                          214,032
                                                     17,134   Fifth Third Bancorp                                            921,467
                                                      3,200   First Horizon National Corporation                             145,504
                                                        100   Hibernia Corporation (Class A)                                   2,430
                                                      1,700   Huntington Bancshares Incorporated                              38,930
                                                     14,700   KeyCorp                                                        439,383
                                                      3,000   M&T Bank Corporation                                           261,900
                                                      7,000   Marshall & Ilsley Corporation                                  273,630
                                                     20,249   National City Corporation                                      708,917

                                   Master Enhanced S&P 500 Series, June 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                               Shares
Industry*                                       Held                     Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Commercial Banks (concluded)                          3,900   North Fork Bancorporation                               $      148,395
                                                      9,100   PNC Bank Corp.                                                 483,028
                                                      1,631   Provident Financial Group, Inc.                                 64,359
                                                      6,800   Regions Financial Corporation                                  248,540
                                                     15,115   SouthTrust Corporation                                         586,613
                                                     14,026   Sovereign Bancorp, Inc.                                        309,975
                                                      7,700   SunTrust Banks, Inc.                                           500,423
                                                      4,000   Synovus Financial Corp.                                        101,280
                                                     66,854   U.S. Bancorp                                                 1,842,496
                                                      2,000   Union Planters Corporation                                      59,620
                                                     38,860   Wachovia Corporation                                         1,729,270
                                                     80,455   Wells Fargo & Company                                        4,604,440
                                                      2,200   Zions Bancorporation                                           135,190
                                                                                                                      --------------
                                                                                                                          24,512,827
------------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 1.3%                 8,200   +Allied Waste Industries, Inc.                                 108,076
                                                      4,800   +Apollo Group, Inc. (Class A)                                  423,792
                                                      1,200   Avery Dennison Corporation                                      76,812
                                                     48,900   Cendant Corporation                                          1,197,072
                                                      5,500   Cintas Corporation                                             262,185
                                                      3,300   Deluxe Corporation                                             143,550
                                                      3,400   Equifax Inc.                                                    84,150
                                                      3,400   H&R Block, Inc.                                                162,112
                                                     29,000   +Kroll Inc.                                                  1,069,520
                                                     12,400   Pitney Bowes Inc.                                              548,700
                                                     10,191   R.R. Donnelley & Sons Company                                  336,507
                                                      5,200   Robert Half International Inc.                                 154,804
                                                     19,000   Waste Management, Inc.                                         582,350
                                                                                                                      --------------
                                                                                                                           5,149,630
------------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.7%                      17,300   +ADC Telecommunications, Inc.                                   49,132
                                                      1,596   +Advanced Fibre Communications, Inc.                            32,239
                                                      8,300   +Andrew Corporation                                            166,083
                                                      8,500   +Avaya Inc.                                                    134,215
                                                     25,800   +CIENA Corporation                                              95,976
                                                    231,400   +Cisco Systems, Inc.                                         5,484,180
                                                      7,600   +Comverse Technology, Inc.                                     151,544
                                                     36,900   +Corning Incorporated                                          481,914
                                                     23,600   +JDS Uniphase Corporation                                       89,444
                                                    123,700   +Lucent Technologies Inc.                                      467,586
                                                     76,903   Motorola, Inc.                                               1,403,480
                                                     26,600   QUALCOMM Incorporated                                        1,941,268
                                                      6,400   Scientific-Atlanta, Inc.                                       220,800
                                                     34,327   +Tellabs, Inc.                                                 300,018
                                                                                                                      --------------
                                                                                                                          11,017,879
------------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 3.5%                        9,100   +Apple Computer, Inc.                                          296,114
                                                     84,600   +Dell Inc.                                                   3,030,372
                                                     76,008   +EMC Corporation                                               866,491
                                                      7,100   +Gateway Inc.                                                   31,950
                                                    131,510   Hewlett-Packard Company                                      2,774,861
                                                     67,100   International Business Machines Corporation                  5,914,865
                                                      3,200   +Lexmark International, Inc. (Class A)                         308,896

                                   Master Enhanced S&P 500 Series, June 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                               Shares
Industry*                                       Held                     Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals (concluded)                   3,400   +NCR Corporation                                        $      168,606
                                                      6,800   +Network Appliance, Inc.                                       146,404
                                                     93,300   +Sun Microsystems, Inc.                                        404,922
                                                                                                                      --------------
                                                                                                                          13,943,481
------------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.0%                     1,600   Fluor Corporation                                               76,272
------------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.0%                         2,900   Vulcan Materials Company                                       137,895
------------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 1.1%                              44,800   American Express Company                                     2,301,824
                                                      7,900   Capital One Financial Corporation                              540,202
                                                     40,000   MBNA Corporation                                             1,031,600
                                                      2,900   +Providian Financial Corporation                                42,543
                                                     12,400   SLM Corporation                                                501,580
                                                                                                                      --------------
                                                                                                                           4,417,749
------------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.1%                         1,700   Ball Corporation                                               122,485
                                                      2,800   Bemis Company, Inc.                                             79,100
                                                      4,300   +Pactiv Corporation                                            107,242
                                                      3,000   +Sealed Air Corporation                                        159,810
                                                      1,700   Temple-Inland, Inc.                                            117,725
                                                                                                                      --------------
                                                                                                                             586,362
------------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.1%                                   5,300   Genuine Parts Company                                          210,304
------------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 2.2%               177,113   Citigroup Inc.                                               8,235,755
                                                      3,700   Moody's Corporation                                            239,242
                                                     10,400   The Principal Financial Group, Inc.                            361,712
                                                                                                                      --------------
                                                                                                                           8,836,709
------------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 2.4%        11,700   ALLTEL Corporation                                             592,254
                                                     19,800   AT&T Corporation                                               289,674
                                                     64,600   BellSouth Corporation                                        1,693,812
                                                      4,700   CenturyTel, Inc.                                               141,188
                                                     62,900   +Qwest Communications International Inc.                       225,811
                                                    135,900   SBC Communications Inc.                                      3,295,575
                                                      1,250   Sprint Corporation                                              22,000
                                                     92,400   Verizon Communications                                       3,343,956
                                                                                                                      --------------
                                                                                                                           9,604,270
------------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.7%                             4,300   +Allegheny Energy, Inc.                                         66,263
                                                      7,300   Ameren Corporation                                             313,608
                                                     12,000   American Electric Power Company, Inc.                          384,000
                                                      2,000   +CMS Energy Corporation                                         18,260
                                                     37,800   CenterPoint Energy, Inc.                                       434,700
                                                      4,100   Cinergy Corp.                                                  155,800
                                                      4,500   Consolidated Edison, Inc.                                      178,920
                                                      4,300   DTE Energy Company                                             174,322
                                                     51,800   Edison International                                         1,324,526
                                                      8,000   Entergy Corporation                                            448,080
                                                     17,924   Exelon Corporation                                             596,690
                                                      4,600   FPL Group, Inc.                                                294,170

                                   Master Enhanced S&P 500 Series, June 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                               Shares
Industry*                                       Held                     Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Electric Utilities (concluded)                        8,564   FirstEnergy Corp.                                       $      320,379
                                                     24,500   +PG&E Corporation                                              684,530
                                                      3,900   PPL Corporation                                                179,010
                                                      3,200   Pinnacle West Capital Corporation                              129,248
                                                     23,300   The Southern Company                                           679,195
                                                     10,600   TXU Corporation                                                429,406
                                                        100   Wisconsin Energy Corporation                                     3,261
                                                                                                                      --------------
                                                                                                                           6,814,368
------------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.3%                           4,500   American Power Conversion Corporation                           88,425
                                                      2,600   Cooper Industries, Ltd. (Class A)                              154,466
                                                     11,900   Emerson Electric Company                                       756,245
                                                      2,100   +Power-One, Inc.                                                23,058
                                                      4,200   Rockwell Automation, Inc.                                      157,542
                                                      1,300   +Thomas & Betts Corporation                                     35,399
                                                                                                                      --------------
                                                                                                                           1,215,135
------------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 0.3%             6,200   +Jabil Circuit, Inc.                                           156,116
                                                      2,600   Molex Incorporated                                              83,408
                                                      3,100   PerkinElmer, Inc.                                               62,124
                                                     43,800   +Sanmina - SCI Corporation                                     398,580
                                                      5,400   Symbol Technologies, Inc.                                       79,596
                                                      2,200   Tektronix, Inc.                                                 74,844
                                                      7,200   +Thermo Electron Corporation                                   221,328
                                                      4,000   +Waters Corporation                                            191,120
                                                                                                                      --------------
                                                                                                                           1,267,116
------------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Service - 0.6%                     2,300   +BJ Services Company                                           105,432
                                                      7,800   Baker Hughes Incorporated                                      293,670
                                                      9,400   Halliburton Company                                            284,444
                                                      3,000   +Nabors Industries, Ltd.                                       135,660
                                                      3,100   +Noble Corporation                                             117,459
                                                     18,200   Schlumberger Limited                                         1,155,882
                                                      8,600   +Transocean Inc.                                               248,884
                                                                                                                      --------------
                                                                                                                           2,341,431
------------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 3.0%                      12,900   Albertson's, Inc.                                              342,366
                                                     13,100   CVS Corporation                                                550,462
                                                     12,600   Costco Wholesale Corporation                                   517,482
                                                     17,300   +The Kroger Co.                                                314,860
                                                      4,800   SUPERVALU Inc.                                                 146,928
                                                     18,100   SYSCO Corporation                                              649,247
                                                     28,100   +Safeway Inc.                                                  712,054
                                                    147,000   Wal-Mart Stores, Inc.                                        7,755,720
                                                     31,900   Walgreen Co.                                                 1,155,099
                                                      3,600   Winn-Dixie Stores, Inc.                                         25,920
                                                                                                                      --------------
                                                                                                                          12,170,138
------------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.2%                                 66,100   Archer-Daniels-Midland Company                               1,109,158
                                                     10,100   Campbell Soup Company                                          271,488
                                                     17,700   ConAgra Foods, Inc.                                            479,316
                                                      9,900   General Mills, Inc.                                            470,547

                                   Master Enhanced S&P 500 Series, June 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                               Shares
Industry*                                       Held                     Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Food Products (concluded)                             7,800   H.J. Heinz Company                                      $      305,760
                                                      5,800   Hershey Foods Corporation                                      268,366
                                                     10,700   Kellogg Company                                                447,795
                                                      3,600   McCormick & Company Incorporated                               122,400
                                                     29,100   Sara Lee Corporation                                           669,009
                                                        100   Tyson Foods, Inc. (Class A)                                      2,095
                                                      7,400   Wm. Wrigley Jr. Company                                        466,570
                                                                                                                      --------------
                                                                                                                           4,612,504
------------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.1%                                  3,800   KeySpan Corporation                                            139,460
                                                      1,100   NICOR, Inc.                                                     37,367
                                                      2,715   NiSource Inc.                                                   55,983
                                                        900   Peoples Energy Corporation                                      37,935
                                                                                                                      --------------
                                                                                                                             270,745
------------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 2.2%               5,300   Applera Corporation-Applied Biosystems Group                   115,275
                                                      1,900   Bausch & Lomb Incorporated                                     123,633
                                                     16,600   Baxter International Inc.                                      572,866
                                                      8,200   Becton, Dickinson and Company                                  424,760
                                                      4,900   +Biomet, Inc.                                                  217,756
                                                     28,500   +Boston Scientific Corporation                               1,219,800
                                                     16,600   C.R. Bard, Inc.                                                940,390
                                                     27,000   Guidant Corporation                                          1,508,760
                                                      4,470   +Hospira, Inc.                                                 123,372
                                                     39,400   Medtronic, Inc.                                              1,919,568
                                                      1,200   +Millipore Corporation                                          67,644
                                                      4,300   +St. Jude Medical, Inc.                                        325,295
                                                     13,200   Stryker Corporation                                            726,000
                                                      6,750   +Zimmer Holdings, Inc.                                         595,350
                                                                                                                      --------------
                                                                                                                           8,880,469
------------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 2.4%              14,300   +Aetna Inc. (New Shares)                                     1,215,500
                                                     19,400   AmerisourceBergen Corporation                                1,159,732
                                                      3,200   CIGNA Corporation                                              220,192
                                                     12,655   Cardinal Health, Inc.                                          886,483
                                                     35,609   +Caremark Rx, Inc.                                           1,172,960
                                                     13,700   HCA Inc.                                                       569,783
                                                      6,500   Health Management Associates, Inc. (Class A)                   145,730
                                                      7,000   +Humana Inc.                                                   118,300
                                                      8,093   IMS Health Incorporated                                        189,700
                                                      2,300   Manor Care, Inc.                                                75,164
                                                      9,900   McKesson HBOC, Inc.                                            339,867
                                                      9,014   +Medco Health Solutions, Inc.                                  338,025
                                                      3,255   Oxford Health Plans, Inc.                                      179,155
                                                      1,800   Quest Diagnostics Incorporated                                 152,910
                                                     35,000   +Tenet Healthcare Corporation                                  469,350
                                                     34,200   +US Oncology, Inc.                                             503,424
                                                     19,326   UnitedHealth Group Incorporated                              1,203,043
                                                      5,100   +WellPoint Health Networks Inc.                                571,251
                                                                                                                      --------------
                                                                                                                           9,510,569

                                   Master Enhanced S&P 500 Series, June 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                               Shares
Industry*                                       Held                     Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.2%                    100   +Brinker International, Inc.                            $        3,412
                                                     21,927   Carnival Corporation                                         1,030,569
                                                      4,300   Darden Restaurants, Inc.                                        88,365
                                                      4,400   Harrah's Entertainment, Inc.                                   238,040
                                                     12,600   Hilton Hotels Corporation                                      235,116
                                                      9,200   International Game Technology                                  355,120
                                                      8,500   Mandalay Resort Group                                          583,440
                                                      5,000   Marriott International, Inc. (Class A)                         249,400
                                                     39,000   McDonald's Corporation                                       1,014,000
                                                     10,100   +Starbucks Corporation                                         439,148
                                                      3,700   Starwood Hotels & Resorts Worldwide, Inc.                      165,945
                                                      2,600   Wendy's International, Inc.                                     90,584
                                                      9,900   YUM! Brands, Inc.                                              368,478
                                                                                                                      --------------
                                                                                                                           4,861,617
------------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.5%                             4,100   The Black & Decker Corporation                                 254,733
                                                     10,800   Centex Corporation                                             494,100
                                                      5,100   Fortune Brands, Inc.                                           384,693
                                                      1,600   KB HOME                                                        109,808
                                                      5,000   Leggett & Platt, Incorporated                                  133,550
                                                      2,000   Maytag Corporation                                              49,020
                                                      8,400   Newell Rubbermaid, Inc.                                        197,400
                                                      3,800   Pulte Corporation                                              197,714
                                                      1,500   Snap-On Incorporated                                            50,325
                                                      2,200   The Stanley Works                                              100,276
                                                      1,900   Whirlpool Corporation                                          130,340
                                                                                                                      --------------
                                                                                                                           2,101,959
------------------------------------------------------------------------------------------------------------------------------------
Household Products - 1.8%                             6,800   The Clorox Company                                             365,704
                                                     16,300   Colgate-Palmolive Company                                      952,735
                                                     15,500   Kimberly-Clark Corporation                                   1,021,140
                                                     87,600   The Procter & Gamble Company                                 4,768,944
                                                                                                                      --------------
                                                                                                                           7,108,523
------------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.2%                                    3,500   +Affiliated Computer Services, Inc. (Class A)                  185,290
                                                     20,600   Automatic Data Processing, Inc.                                862,728
                                                          6   +Cognizant Technology Solutions Corporation                        152
                                                      6,300   +Computer Sciences Corporation                                 292,509
                                                      3,500   +Convergys Corporation                                          53,900
                                                     15,900   Electronic Data Systems Corporation                            304,485
                                                     28,155   First Data Corporation                                       1,253,461
                                                     30,250   +Fiserv, Inc.                                                1,176,422
                                                     10,500   Paychex, Inc.                                                  355,740
                                                      2,900   Sabre Holdings Corporation                                      80,359
                                                      6,900   +Sungard Data Systems Inc.                                     179,400
                                                      8,400   +Unisys Corporation                                            116,592
                                                                                                                      --------------
                                                                                                                           4,861,038
------------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 4.3%                      25,700   3M Co.                                                       2,313,257
                                                    392,100   General Electric Company                                    12,704,040
                                                      4,200   Textron, Inc.                                                  249,270
                                                     63,042   Tyco International Ltd.                                      2,089,212
                                                                                                                      --------------
                                                                                                                          17,355,779

                                   Master Enhanced S&P 500 Series, June 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                               Shares
Industry*                                       Held                     Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Insurance - 3.9%                                      9,800   ACE Limited                                             $      414,344
                                                     14,700   AFLAC Incorporated                                             599,907
                                                     35,900   The Allstate Corporation                                     1,671,145
                                                      3,300   Ambac Financial Group, Inc.                                    242,352
                                                     89,175   American International Group, Inc.                           6,356,394
                                                      6,200   The Chubb Corporation                                          422,716
                                                      5,145   Cincinnati Financial Corporation                               223,910
                                                      9,600   The Hartford Financial Services Group, Inc.                    659,904
                                                      4,300   Jefferson - Pilot Corporation                                  218,440
                                                      5,400   Lincoln National Corporation                                   255,150
                                                      5,600   Loews Corporation                                              335,776
                                                         42   Manulife Financial Corporation                                   1,701
                                                      4,000   MBIA, Inc.                                                     228,480
                                                     15,500   Marsh & McLennan Companies, Inc.                               703,390
                                                     21,600   MetLife, Inc.                                                  774,360
                                                      6,000   The Progressive Corporation                                    511,800
                                                     15,100   Prudential Financial, Inc.                                     701,697
                                                      4,200   SAFECO Corporation                                             184,800
                                                      9,729   The St. Paul Companies, Inc.                                   394,414
                                                      2,900   Torchmark Corporation                                          156,020
                                                     10,600   UnumProvident Corporation                                      168,540
                                                      4,600   XL Capital Ltd. (Class A)                                      347,116
                                                                                                                      --------------
                                                                                                                          15,572,356
------------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.7%                     31,600   +eBay Inc.                                                   2,905,620
------------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 0.4%                  43,432   +Yahoo! Inc.                                                 1,577,885
------------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.1%                   2,800   Brunswick Corporation                                         114,240
                                                      5,400   Eastman Kodak Company                                         145,692
                                                      5,900   Hasbro, Inc.                                                  112,100
                                                     11,100   Mattel, Inc.                                                  202,575
                                                                                                                      --------------
                                                                                                                            574,607
------------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.3%                                        500   BHA Group Holdings, Inc.                                        18,925
                                                     20,700   Caterpillar Inc.                                             1,644,408
                                                      1,300   Crane Co.                                                       40,807
                                                      1,000   Cummins Inc.                                                    62,500
                                                      8,200   Danaher Corporation                                            425,170
                                                      6,100   Deere & Company                                                427,854
                                                      7,300   Dover Corporation                                              307,330
                                                      5,400   Eaton Corporation                                              349,596
                                                      2,200   ITT Industries, Inc.                                           182,600
                                                     12,200   Illinois Tool Works  Inc.                                    1,169,858
                                                      4,100   Ingersoll-Rand Company (Class A)                               280,071
                                                      3,500   PACCAR  Inc.                                                   202,965
                                                      3,000   Pall Corporation                                                78,570
                                                      1,900   Parker-Hannifin Corporation                                    112,974
                                                                                                                      --------------
                                                                                                                           5,303,628

                                   Master Enhanced S&P 500 Series, June 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                               Shares
Industry*                                       Held                     Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Media - 2.9%                                            100   +Cablevision Systems Corporation (Class A)              $        1,965
                                                        300   Clear Channel Communications, Inc.                              11,085
                                                     93,657   +Comcast Corporation (Class A)                               2,625,206
                                                        100   +Comcast Corporation (Special Class A)                           2,761
                                                      7,500   Gannett Co., Inc.                                              636,375
                                                      6,600   +The Interpublic Group of Companies, Inc.                       90,618
                                                        700   Knight Ridder, Inc.                                             50,400
                                                      6,300   The McGraw-Hill Companies, Inc.                                482,391
                                                      4,000   Meredith Corporation                                           219,840
                                                      3,800   The New York Times Company (Class A)                           169,898
                                                      4,900   Omnicom Group Inc.                                             371,861
                                                     14,000   +PanAmSat Corporation                                          325,080
                                                      4,900   Tribune Company                                                223,146
                                                        400   Viacom, Inc. (Class A)                                          14,540
                                                     55,506   Viacom, Inc. (Class B)                                       1,982,674
                                                     66,100   The Walt Disney Company                                      1,684,889
                                                          1   The Washington Post Company (Class B)                              930
                                                    148,625   +Time Warner Inc.                                            2,612,828
                                                                                                                      --------------
                                                                                                                          11,506,487
------------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.9%                               27,100   Alcoa Inc.                                                     895,113
                                                        700   Allegheny Technologies Incorporated                             12,635
                                                     28,600   Freeport-McMoRan Copper & Gold, Inc. (Class B)                 948,090
                                                     11,600   Newmont Mining Corporation                                     449,616
                                                     14,500   Nucor Corporation                                            1,113,020
                                                      1,900   +Phelps Dodge Corporation                                      147,269
                                                      2,200   Worthington Industries, Inc.                                    45,166
                                                                                                                      --------------
                                                                                                                           3,610,909
------------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities & Unregulated Power - 0.4%            1,600   +The AES Corporation                                            15,888
                                                      9,700   +Dynegy Inc. (Class A)                                          41,322
                                                          1   National Grid Group PLC (ADR)(c)                                    39
                                                     12,400   Public Service Enterprise Group Incorporated                   496,372
                                                     32,500   Sempra Energy                                                1,118,975
                                                                                                                      --------------
                                                                                                                           1,672,596
------------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.8%                               2,500   +Big Lots, Inc.                                                 36,150
                                                      2,200   Dillard's, Inc. (Class A)                                       49,060
                                                     10,300   Dollar General Corporation                                     201,468
                                                      5,600   Family Dollar Stores, Inc.                                     170,352
                                                      6,500   Federated Department Stores, Inc.                              319,150
                                                      6,000   J.C. Penney Company, Inc.                                      226,560
                                                      9,300   +Kohl's Corporation                                            393,204
                                                      8,800   The May Department Stores Company                              241,912
                                                      3,500   Nordstrom, Inc.                                                149,135
                                                      7,400   Sears, Roebuck & Co.                                           279,424
                                                     28,800   Target Corporation                                           1,223,136
                                                                                                                      --------------
                                                                                                                           3,289,551
------------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.1%                            26,300   +Xerox Corporation                                             381,350

                                   Master Enhanced S&P 500 Series, June 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                               Shares
Industry*                                       Held                     Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Oil & Gas - 5.6%                                     15,800   Amerada Hess Corporation                                $    1,251,202
                                                      5,100   Anadarko Petroleum Corporation                                 298,860
                                                      2,100   Apache Corporation                                              91,455
                                                     20,200   Ashland Inc.                                                 1,066,762
                                                     10,000   Burlington Resources Inc.                                      361,800
                                                     35,812   ChevronTexaco Corporation                                    3,370,267
                                                     37,051   ConocoPhillips                                               2,826,621
                                                      5,645   Devon Energy Corporation                                       372,570
                                                      1,200   EOG Resources, Inc.                                             71,652
                                                     15,500   El Paso Corporation                                            122,140
                                                    224,800   Exxon Mobil Corporation                                      9,983,368
                                                      5,500   Kerr-McGee Corporation                                         295,735
                                                      1,700   Kinder Morgan, Inc.                                            100,793
                                                     14,800   Marathon Oil Corporation                                       560,032
                                                     16,100   Occidental Petroleum Corporation                               779,401
                                                      1,600   Sunoco, Inc.                                                   101,792
                                                      6,100   Unocal Corporation                                             231,800
                                                      3,100   Valero Energy Corporation                                      228,656
                                                     13,300   The Williams Companies, Inc.                                   158,270
                                                                                                                      --------------
                                                                                                                          22,273,176
------------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.4%                        3,000   Boise Cascade Corporation                                      112,920
                                                      8,900   Georgia-Pacific Corporation                                    329,122
                                                     12,800   International Paper Company                                    572,160
                                                      2,700   +Louisiana-Pacific Corporation                                  63,855
                                                      6,679   MeadWestvaco Corporation                                       196,296
                                                      5,600   Weyerhaeuser Company                                           353,472
                                                                                                                      --------------
                                                                                                                           1,627,825
------------------------------------------------------------------------------------------------------------------------------------
Personal Products - 1.0%                             58,000   Avon Products, Inc.                                          2,676,120
                                                     35,500   The Gillette Company                                         1,505,200
                                                                                                                      --------------
                                                                                                                           4,181,320
------------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 7.4%                               51,200   Abbott Laboratories                                          2,086,912
                                                      2,800   Allergan Inc.                                                  250,656
                                                     62,300   Bristol-Myers Squibb Company                                 1,526,350
                                                     17,592   +CIMA Labs Inc.                                                593,378
                                                     49,100   Eli Lilly and Company                                        3,432,581
                                                     10,800   +Forest Laboratories, Inc.                                     611,604
                                                    109,086   Johnson & Johnson                                            6,076,090
                                                      6,100   +King Pharmaceuticals, Inc.                                     69,845
                                                     74,702   Merck & Co., Inc.                                            3,548,345
                                                      4,660   Mylan Laboratories, Inc.                                        94,365
                                                    262,140   Pfizer, Inc.                                                 8,986,159
                                                     42,400   Schering-Plough Corporation                                    783,552
                                                      4,300   +Watson Pharmaceuticals, Inc.                                  115,670
                                                     43,000   Wyeth                                                        1,554,880
                                                                                                                      --------------
                                                                                                                          29,730,387
------------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.3%                                    2,500   Apartment Investment & Management Company (Class A)             77,825
                                                        100   Archstone-Smith Trust                                            2,933
                                                        100   Duke Realty Corporation                                          3,181
                                                     13,200   Equity Office Properties Trust                                 359,040

                                   Master Enhanced S&P 500 Series, June 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                               Shares
Industry*                                       Held                     Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Real Estate (concluded)                               9,500   Equity Residential Properties Trust                     $      282,435
                                                        100   iStar Financial Inc.                                             4,000
                                                      1,400   Plum Creek Timber Company Inc.                                  45,612
                                                      6,900   ProLogis Trust                                                 227,148
                                                      4,400   Simon Property Group, Inc.                                     226,248
                                                                                                                      --------------
                                                                                                                           1,228,422
------------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.4%                                   13,100   Burlington Northern Santa Fe Corporation                       459,417
                                                      6,500   CSX Corporation                                                213,005
                                                     13,800   Norfolk Southern Corporation                                   365,976
                                                      9,100   Union Pacific Corporation                                      540,995
                                                                                                                      --------------
                                                                                                                           1,579,393
------------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                        5,500   +Advanced Micro Devices, Inc.                                   87,450
Equipment - 3.6%                                     47,200   +Altera Corporation                                          1,048,784
                                                     10,500   Analog Devices, Inc.                                           494,340
                                                     97,100   +Applied Materials, Inc.                                     1,905,102
                                                      7,900   +Applied Micro Circuits Corporation                             42,028
                                                     26,700   +Broadcom Corporation (Class A)                              1,248,759
                                                    221,800   Intel Corporation                                            6,121,680
                                                      4,800   +KLA-Tencor Corporation                                        237,024
                                                     16,600   +LSI Logic Corporation                                         126,492
                                                      8,400   Linear Technology Corporation                                  331,548
                                                      8,797   Maxim Integrated Products, Inc.                                461,139
                                                     20,800   +Micron Technology, Inc.                                       318,448
                                                      7,500   +National Semiconductor Corporation                            164,925
                                                      2,000   +Teradyne, Inc.                                                 45,400
                                                     56,700   Texas Instruments Incorporated                               1,371,006
                                                      9,600   Xilinx, Inc.                                                   319,776
                                                                                                                      --------------
                                                                                                                          14,323,901
------------------------------------------------------------------------------------------------------------------------------------
Software - 4.3%                                      20,400   Adobe Systems Incorporated                                     948,600
                                                      2,900   Autodesk, Inc.                                                 124,149
                                                      8,100   +BMC Software, Inc.                                            149,850
                                                      5,600   +Citrix Systems, Inc.                                          114,016
                                                     19,200   Computer Associates International, Inc.                        538,752
                                                      9,900   +Compuware Corporation                                          65,340
                                                      8,700   +Electronic Arts Inc.                                          474,585
                                                     25,700   +Intuit Inc.                                                   991,506
                                                    376,400   Microsoft Corporation                                       10,749,984
                                                      4,400   +Novell, Inc.                                                   36,916
                                                    174,000   +Oracle Corporation                                          2,075,820
                                                      7,000   +Parametric Technology Corporation                              35,000
                                                     11,200   +PeopleSoft, Inc.                                              207,200
                                                      8,100   +Siebel Systems, Inc.                                           86,508
                                                      8,300   +Symantec Corporation                                          363,374
                                                     10,001   +VERITAS Software Corporation                                  277,028
                                                                                                                      --------------
                                                                                                                          17,238,628
------------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 2.2%                               9,300   +AutoNation, Inc.                                              159,030
                                                      1,500   +AutoZone, Inc.                                                120,150
                                                     32,200   +Bed, Bath & Beyond Inc.                                     1,238,090

                                   Master Enhanced S&P 500 Series, June 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                               Shares
Industry*                                       Held                     Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Specialty Retail (concluded)                         12,000   Best Buy Co., Inc.                                      $      608,880
                                                      4,400   Circuit City Stores - Circuit City Group                        56,980
                                                     25,700   The Gap, Inc.                                                  623,225
                                                     16,800   +Hollywood Entertainment Corporation                           224,448
                                                     73,700   The Home Depot, Inc.                                         2,594,240
                                                     14,274   Limited Brands, Inc.                                           266,924
                                                     25,300   Lowe's Companies, Inc.                                       1,329,515
                                                     10,500   +Office Depot, Inc.                                            188,055
                                                      8,600   RadioShack Corporation                                         246,218
                                                      8,000   The Sherwin-Williams Company                                   332,400
                                                     13,300   Staples, Inc.                                                  389,823
                                                     15,300   The TJX Companies, Inc.                                        369,342
                                                      4,400   Tiffany & Co.                                                  162,140
                                                      6,600   +Toys 'R' Us, Inc.                                             105,138
                                                                                                                      --------------
                                                                                                                           9,014,598
------------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.3%               4,200   Jones Apparel Group, Inc.                                      165,816
                                                      3,700   Liz Claiborne, Inc.                                            133,126
                                                      7,500   Nike, Inc. (Class B)                                           568,125
                                                      1,400   Reebok International Ltd.                                       50,372
                                                      3,300   V. F. Corporation                                              160,710
                                                                                                                      --------------
                                                                                                                           1,078,149
------------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 2.0%                    21,450   Countrywide Financial Corporation                            1,506,862
                                                     34,700   Fannie Mae                                                   2,476,192
                                                     24,020   Freddie Mac                                                  1,520,466
                                                      5,000   Golden West Financial Corporation                              531,750
                                                      1,500   MGIC Investment Corporation                                    113,790
                                                     46,991   Washington Mutual, Inc.                                      1,815,732
                                                                                                                      --------------
                                                                                                                           7,964,792
------------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.0%                                       71,300   Altria Group, Inc.                                           3,568,565
                                                      2,900   R.J. Reynolds Tobacco Holdings, Inc.                           196,011
                                                      5,500   UST Inc.                                                       198,000
                                                                                                                      --------------
                                                                                                                           3,962,576
------------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors - 0.0%               3,100   W. W. Grainger, Inc.                                           178,250
------------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services - 0.9%          177,300   +AT&T Wireless Services, Inc.                                2,538,936
                                                     33,427   +Nextel Communications, Inc. (Class A)                         891,164
                                                                                                                      --------------
                                                                                                                           3,430,100
------------------------------------------------------------------------------------------------------------------------------------
                                                              Total Investments in Common Stocks
                                                              (Cost - $325,036,439) - 93.8%                              376,295,839
------------------------------------------------------------------------------------------------------------------------------------

                                                                     Preferred Stocks
------------------------------------------------------------------------------------------------------------------------------------
Media - 0.1%                                          8,200   The News Corporation Limited (Convertible)(ADR)(c)             269,616
------------------------------------------------------------------------------------------------------------------------------------
                                                              Total Investments in Preferred Stocks
                                                              (Cost - $294,707) - 0.1%                                       269,616

                                   Master Enhanced S&P 500 Series, June 30, 2004

                                                   Face
Industry*                                         Amount            Fixed Income Securities                                Value
------------------------------------------------------------------------------------------------------------------------------------
Industrial                                  $       162,000   Tyco International Group SA (Convertible), 3.125%
Conglomerates                                                 due 1/15/2023                                           $     262,238
- 0.1%
------------------------------------------------------------------------------------------------------------------------------------
                                                              Total Investments in Bonds (Cost - $228,206) - 0.1%           262,238
------------------------------------------------------------------------------------------------------------------------------------

                                              Beneficial
                                               Interest               Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
                                            $    21,005,946   Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                              Series I(a)                                                21,005,946
                                                  1,838,850   Merrill Lynch Liquidity Series, LLC Money Market
                                                              Series(a)(b)                                                1,838,850
------------------------------------------------------------------------------------------------------------------------------------
                                                              Total Investments in Short-Term Securities
                                                              (Cost - $22,844,796) - 5.7%                                22,844,796
------------------------------------------------------------------------------------------------------------------------------------
                                                              Total Investments (Cost - $348,404,148) - 99.7%           399,672,489
------------------------------------------------------------------------------------------------------------------------------------

                                                Number of
                                                Contracts            Put Options Written
------------------------------------------------------------------------------------------------------------------------------------
                                                   50         Adobe Systems Incorporated, expiring July 2004 at USD            (500)
                                                              40, Broker Lehman Brothers
                                                   50         Altera Corporation, expiring July 2004 at USD 20,                (750)
                                                              Broker Lehman Brothers
                                                  100         Apple Computer, Inc., expiring July 2004 at USD 30,            (4,000)
                                                              Broker Lehman Brothers
                                                   20         The Bear Stearns Companies Inc., expiring July 2004              (200)
                                                              at USD 75, Broker Lehman Brothers
                                                   50         Biogen Incorporated, expiring July 2004 at USD 55,               (750)
                                                              Broker Lehman Brothers
                                                   50         Biomet Incorporated, expiring July 2004 at USD 40,             (1,250)
                                                              Broker Lehman Brothers
                                                   50         Boston Scientific Corporation, expiring July 2004 at             (500)
                                                              USD 37.5, Broker Lehman Brothers
                                                   50         Broadcom Corporation (Class A), expiring July 2004 at            (500)
                                                              USD 40, Broker Lehman Brothers
                                                   44         Countrywide Financial Corporation, expiring July 2004          (1,650)
                                                              at USD 63.375, Broker Lehman Brothers
                                                   10         Countrywide Financial Corporation, expiring July 2004            (400)
                                                              at USD 65, Broker Lehman Brothers
                                                   50         eBay Inc., expiring July 2004 at USD 80,                         (500)
                                                              Broker Lehman Brothers
                                                   50         Electronic Arts Inc., expiring July 2004 at USD 50,            (1,500)
                                                              Broker Lehman Brothers
                                                   50         Freeport-McMoRan Copper & Gold, Inc. (Class B),                (1,250)
                                                              expiring July 2004 at USD 30, Broker Lehman Brothers
                                                   50         Genzyme Corporation, expiring July 2004 at USD 42.5,           (1,250)
                                                              Broker Lehman Brothers
                                                   50         Guidant Corporation, expiring July 2004 at USD 50,             (2,000)
                                                              Broker Lehman Brothers
                                                   50         Harrah's Entertainment, Inc., expiring July 2004 at            (1,750)
                                                              USD 50, Broker Lehman Brothers
                                                   50         International Game Technology, expiring July 2004 at             (750)
                                                              USD 30, Broker Lehman Brothers
                                                   50         KB HOME, expiring July 2004 at USD 60,                         (1,250)
                                                              Broker Lehman Brothers

                                   Master Enhanced S&P 500 Series, June 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                Number of
                                                Contracts            Put Options Written                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                                                   50         National Semiconductor Corporation, expiring July         $    (1,000)
                                                              2004 at USD 20, Broker Lehman Brothers
                                                   50         Navistar International Corporation, expiring July 2004         (1,000)
                                                              at USD 35, Broker Lehman Brothers
                                                    5         Novellus Systems, Inc., expiring July 2004 at USD 27.5,           (50)
                                                              Broker Lehman Brothers
                                                   50         Nucor Corporation, expiring July 2004 at USD 65,                 (500)
                                                              Broker Lehman Brothers
                                                   50         PMC-Sierra, Inc., expiring July 2004 at USD 12.5,                (750)
                                                              Broker Lehman Brothers
                                                   50         PeopleSoft, Inc., expiring July 2004 at USD 17.5,              (1,500)
                                                              Broker Lehman Brothers
                                                   50         Phelps Dodge Corporation, expiring July 2004 at USD 65,          (750)
                                                              Broker Lehman Brothers
                                                   56         Pulte Homes Incorporated, expiring July 2004 at USD 45,          (840)
                                                              Broker Lehman Brothers
                                                   50         QLOGIC Corporation, expiring July 2004 at USD 25,              (3,000)
                                                              Broker Lehman Brothers
                                                   20         QUALCOMM Incorporated, expiring July 2004 at USD 65,             (200)
                                                              Broker Lehman Brothers
                                                   50         QUALCOMM Incorporated, expiring July 2004 at USD 70,             (750)
                                                              Broker Lehman Brothers
                                                   50         Scientific-Atlanta, Inc., expiring July 2004 at USD 30,          (750)
                                                              Broker Lehman Brothers
                                                   10         St. Jude Medical, Inc., expiring July 2004 at USD 65,            (150)
                                                              Broker Lehman Brothers
                                                   50         St. Jude Medical, Inc., expiring July 2004 at USD 70,          (2,000)
                                                              Broker Lehman Brothers
                                                   50         Starwood Hotels & Resorts Worldwide, Inc., expiring              (750)
                                                              July 2004 at USD 40, Broker Lehman Brothers
                                                  100         Symantec Corporation, expiring July 2004 at USD 40,            (2,500)
                                                              Broker Lehman Brothers
                                                   50         United States Steel Corporation, expiring July 2004 at           (250)
                                                              USD 30, Broker Lehman Brothers
                                                   50         Valero Energy Corporation, expiring July 2004 at USD 65,         (750)
                                                              Broker Lehman Brothers
                                                   50         WellPoint Health Networks Inc., expiring July 2004 at            (500)
                                                              USD 95, Broker Lehman Brothers
                                                   50         Xilinx, Inc., expiring July 2004 at USD 30,                      (500)
                                                              Broker Lehman Brothers
                                                   60         Yahoo! Inc., expiring July 2004 at USD 30,                       (900)
                                                              Broker Lehman Brothers
------------------------------------------------------------------------------------------------------------------------------------
                                                              Total Put Options Written
                                                              (Premiums Received - $50,722) - 0.0%                          (40,140)
------------------------------------------------------------------------------------------------------------------------------------

                                                                    Call Options Written
------------------------------------------------------------------------------------------------------------------------------------
                                                   50         Advanced Micro Devices, Inc., expiring July 2004 at            (2,750)
                                                              USD 16, Broker Lehman Brothers
                                                   50         Altera Corporation, expiring July 2004 at USD 22.5,            (3,000)
                                                              Broker Lehman Brothers
                                                   50         Analog Devices, Inc., expiring July 2004 at USD 50,            (1,500)
                                                              Broker Lehman Brothers

                                   Master Enhanced S&P 500 Series, June 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                Number of
                                                Contracts           Call Options Written                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                                                   50         Andrew Corporation, expiring July 2004 at USD 20,       $      (3,500)
                                                              Broker Lehman Brothers
                                                   50         Bed, Bath & Beyond Inc., expiring July 2004 at USD 40,         (1,000)
                                                              Broker Lehman Brothers
                                                   50         Boston Scientific Corporation, expiring July 2004 at           (2,250)
                                                              USD 45, Broker Lehman Brothers
                                                   50         Broadcom Corporation (Class A), expiring July 2004 at          (4,750)
                                                              USD 47.5, Broker Lehman Brothers
                                                   50         Centex Corporation, expiring July 2004 at USD 50,                (750)
                                                              Broker Lehman Brothers
                                                   50         Countrywide Financial Corporation, expiring July 2004          (1,875)
                                                              at USD 76.625, Broker Lehman Brothers
                                                   50         Electronic Arts Inc., expiring July 2004 at USD 55,            (6,000)
                                                              Broker Lehman Brothers
                                                   50         Freeport-McMoRan Copper & Gold, Inc. (Class B),                (2,000)
                                                              expiring July 2004 at USD 35, Broker Lehman Brothers
                                                   50         Guidant Corporation, expiring July 2004 at USD 60,             (2,250)
                                                              Broker Lehman Brothers
                                                   50         International Game Technology, expiring July 2004 at           (5,250)
                                                              USD 40, Broker Lehman Brothers
                                                   50         Maxim Integrated Products, Inc., expiring July 2004 at         (2,250)
                                                              USD 55, Broker Lehman Brothers
                                                   50         Motorola, Inc., expiring July 2004 at USD 19,                  (1,500)
                                                              Broker Lehman Brothers
                                                   50         National Semiconductor Corporation, expiring July              (2,750)
                                                              2004 at USD 22.5, Broker Lehman Brothers
                                                   50         Newmont Mining Corporation, expiring July 2004 at                (500)
                                                              USD 42.5, Broker Lehman Brothers
                                                   50         PeopleSoft, Inc., expiring July 2004 at USD 20,                (1,250)
                                                              Broker Lehman Brothers
                                                   50         Scientific-Atlanta, Inc., expiring July 2004 at USD            (3,750)
                                                              35, Broker Lehman Brothers
                                                   50         Transocean Inc., expiring July 2004 at USD 30,                 (2,250)
                                                              Broker Lehman Brothers
                                                   50         VERITAS Software Corporation, expiring July 2004 at            (1,250)
                                                              USD 30, Broker Lehman Brothers
                                                   50         Xilinx, Inc., expiring July 2004 at USD 35,                    (1,500)
                                                              Broker Lehman Brothers
                                                   50         Yahoo! Inc., expiring July 2004 at USD 35,                    (11,000)
                                                              Broker Lehman Brothers
------------------------------------------------------------------------------------------------------------------------------------
                                                              Total Call Options Written
                                                              (Premiums Received - $44,178) - 0.0%                          (64,875)
------------------------------------------------------------------------------------------------------------------------------------
                                                              Total Investments, Net of Options Written
                                                              (Cost - 348,309,248) - 99.7%                              399,567,474
                                                              Other Assets Less Liabilities - 0.3%                        1,306,863
                                                                                                                      -------------
                                                              Net Assets - 100.0%                                     $ 400,874,337
                                                                                                                      =============

* For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
+     Non-income producing security.

                                   Master Enhanced S&P 500 Series, June 30, 2004

SCHEDULE OF INVESTMENTS (concluded)

(a) Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

      -------------------------------------------------------------------------------------------
                                                                                Dividend/Interest
                        Affiliate                                Net Activity         Income
      -------------------------------------------------------------------------------------------
      Merrill Lynch & Co., Inc. Common Stock                               --     $        832
      -------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I    $ 12,142,455     $     80,782
      -------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Money Market Series    $    564,902     $        903
      -------------------------------------------------------------------------------------------
      Merrill Lynch Premier Institutional Fund                       (424,652)    $        228
      -------------------------------------------------------------------------------------------

(b)   Security was purchased with the cash proceeds from securities loaned.
(c)   American Depositary Receipts (ADR).

      Financial futures contracts purchased as of June 30, 2004 were as follows:

      --------------------------------------------------------------------------
      Number of                       Expiration                     Unrealized
      Contracts        Issue             Date         Face Value    Appreciation
      --------------------------------------------------------------------------
         112       S&P 500 Index    September 2004    31,722,840      $ 208,360
      --------------------------------------------------------------------------

See Notes to Financial Statements.

                                   Master Enhanced S&P 500 Series, June 30, 2004

STATEMENT OF ASSETS AND LIABILITIES

MASTER ENHANCED
S&P 500
SERIES           As of June 30, 2004
=====================================================================================================================
Assets:          Investments in unaffiliated securities, at value
                 (including securities loaned of $1,743,020)(identified
                  cost - $325,400,492) .............................................                    $ 376,687,345
                 Investments in affiliated securities, at value (identified
                  cost - $23,003,656) ..............................................                       22,985,144
                 Cash on deposit for financial futures contracts ...................                        1,856,000
                 Cash ..............................................................                          949,143
                 Receivables:
                       Securities sold .............................................  $   2,463,151
                       Dividends ...................................................        408,541
                       Variation margin ............................................        134,164
                       Interest (including $21,458 from affiliates) ................         23,794
                       Options written .............................................         11,600
                       Security lending ............................................            211         3,041,461
                                                                                      -------------
                 Prepaid expenses and other assets .................................                           17,370
                                                                                                        -------------
                 Total assets ......................................................                      405,536,463
                                                                                                        -------------
=====================================================================================================================
Liabilities:     Collateral on securities loaned, at value .........................                        1,838,850
                 Options written, at value (premiums received - $94,900) ...........                          105,015
                 Payables:
                       Securities purchased ........................................      2,379,741
                       Withdrawals .................................................         91,422
                       Other affiliates ............................................          1,652
                       Investment adviser ..........................................            546         2,473,361
                                                                                      -------------
                 Other liabilities .................................................                          244,900
                                                                                                        -------------
                 Total liabilities .................................................                        4,662,126
                                                                                                        -------------
=====================================================================================================================
Net Assets:      Net assets ........................................................                    $ 400,874,337
                                                                                                        =============
=====================================================================================================================
Net Assets       Investors' capital ................................................                    $ 349,407,751
Consist of:      Unrealized appreciation on investments-net ........................                       51,466,586
                                                                                                        -------------
                 Net assets ........................................................                    $ 400,874,337
                                                                                                        =============
=====================================================================================================================

      See Notes to Financial Statements.

                                   Master Enhanced S&P 500 Series, June 30, 2004

STATEMENT OF OPERATIONS

MASTER ENHANCED
S&P 500
SERIES                   For the Six Months Ended June 30, 2004
=============================================================================================================================
Investment               Dividends (net of $1 foreign withholding tax)
Income:                  (including $832 from affiliates) ................................                      $   2,457,260
                         Interest (including $80,782 from affiliates) ....................                             81,368
                         Securities lending-net ..........................................                              1,131
                                                                                                                -------------
                         Total income ....................................................                          2,539,759
                                                                                                                -------------
=============================================================================================================================
Expenses:                Professional fees ...............................................    $      36,001
                         Accounting services .............................................           23,674
                         Investment advisory fees ........................................           15,920
                         Custodian fees ..................................................           13,725
                         Printing and shareholder reports ................................            1,802
                         Trustees' fees and expenses .....................................            1,562
                         Pricing fees ....................................................               18
                         Other ...........................................................            4,718
                                                                                              -------------
                         Total expenses ..................................................                             97,420
                                                                                                                -------------
                         Investment income-net ...........................................                          2,442,339
                                                                                                                -------------
=============================================================================================================================
Realized &               Realized gain on investments-net ................................                          3,612,205
Unrealized Gain          Change in unrealized appreciation/depreciation on
on Investments-Net:      investments-net .................................................                          6,363,370
                                                                                                                -------------
                         Total realized and unrealized gain on investments-net ...........                          9,975,575
                                                                                                                -------------
                         Net Increase in Net Assets Resulting from Operations ............                      $  12,417,914
                                                                                                                =============
=============================================================================================================================

      See Notes to Financial Statements.

                                   Master Enhanced S&P 500 Series, June 30, 2004

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        For the Six          For the
MASTER ENHANCED                                                                         Months Ended        Year Ended
S&P 500                                                                                   June 30,         December 31,
SERIES             Increase (Decrease) in Net Assets:                                       2004               2003
=======================================================================================================================
Operations:        Investment income-net ...........................................    $   2,442,339     $   3,378,190
                   Realized gain on investments-net ................................        3,612,205           547,156
                   Change in unrealized appreciation/depreciation on investments-net        6,363,370        47,047,366
                                                                                        -------------     -------------
                   Net increase in net assets resulting from operations ............       12,417,914        50,972,712
                                                                                        -------------     -------------
=======================================================================================================================
Capital            Proceeds from contributions .....................................      127,362,057        73,722,376
Transactions:      Fair value of withdrawals .......................................       (8,380,162)      (14,812,247)
                                                                                        -------------     -------------
                   Net increase in net assets derived from capital transactions ....      118,981,895        58,910,129
                                                                                        -------------     -------------
=======================================================================================================================
Net Assets:        Total increase in net assets ....................................      131,399,809       109,882,841
                   Beginning of period .............................................      269,474,528       159,591,687
                                                                                        -------------     -------------
                   End of period ...................................................    $ 400,874,337     $ 269,474,528
                                                                                        =============     =============
=======================================================================================================================

      See Notes to Financial Statements.

                                   Master Enhanced S&P 500 Series, June 30, 2004

FINANCIAL HIGHLIGHTS

MASTER ENHANCED
S&P 500
SERIES
====================================================================================================================================
                                                              For the Six                                           For the Period
                  The following ratios have                   Months Ended      For the Year Ended December 31,       September 1,
                  been derived from information provided        June 30,     ------------------------------------  2000+ to December
                  in the financial statements.                    2004         2003           2002         2001       31, 2000**
====================================================================================================================================
Total Investment                                                    3.63% #     27.63%       (21.61%)     (11.67%  )           --
Return:                                                         ========     ========      ========     ========         ========
====================================================================================================================================
Ratios to         Expenses, net of reimbursement .............       .06% *       .09%          .08%         .08%             .08% *
Average Net                                                     ========     ========      ========     ========         ========
Assets:           Expenses ...................................       .06% *       .09%          .18%         .20%             .44% *
                                                                ========     ========      ========     ========         ========
                  Investment income-net ......................      1.53% *      1.70%         1.59%        1.36%            1.42% *
                                                                ========     ========      ========     ========         ========
====================================================================================================================================
Supplemental      Net assets, end of period (in thousands) ...  $400,874     $269,475      $159,592     $ 74,073         $ 41,184
Data:                                                           ========     ========      ========     ========         ========
                  Portfolio turnover .........................     33.98%       78.62%       101.85%      136.32%           49.36%
                                                                ========     ========      ========     ========         ========
====================================================================================================================================

+     Commencement of operations.
*     Annualized.
** Total return is required to be disclosed for fiscal years beginning after December 15, 2000.
#     Aggregate total investment return.

      See Notes to Financial Statements.

Master Enhanced S&P 500 Series

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Master Enhanced S&P 500 Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interest in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with U.S generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments - Equity securities that are held by the Series that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Series, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Trust's Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Trust's Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trust's Board of Trustees.

(b) Derivative financial instruments - The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts - The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Swaps - The Series may enter into swap agreements, which are over-the-counter contracts in which the Series and a counterparty agree to make periodic net payments on a specified notional amount. The net payments can be made for a set period of time or may be triggered by a pre-determined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities, or index; or the return generated by a security.

o Options - The Series may purchase and write covered call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts - The Series may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures - The Series may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

(c) Foreign currency transactions - Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets and liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes - The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income - Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Securities lending - The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the Series' average daily net assets.

The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., or its affiliates. Pursuant to that order, the Trust also has retained Merrill Lynch Investment Managers, LLC ("MLIM"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM may, on behalf of the Trust and the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by MLIM or in registered money market funds advised by FAM or its affiliates. For the six months ended June 30, 2004, MLIM received $478 in securities lending agent fees from the Series.

For the six months ended June 30, 2004, the Series reimbursed FAM $3,422 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2004 were $210,484,832 and $102,893,188, respectively.

Net realized gains for the six months ended June 30, 2004 and net unrealized appreciation/depreciation as of June 30, 2004 were as follows:

--------------------------------------------------------------------------------
                                                                    Unrealized
                                                 Realized          Appreciation/
                                                   Gains           Depreciation
--------------------------------------------------------------------------------
Long-term investments .................        $  2,874,097        $ 51,268,341
Financial futures contracts ...........             669,464             208,360
Options written .......................              68,644             (10,115)
                                               ------------        ------------
Total .................................        $  3,612,205        $ 51,466,586
                                               ============        ============
--------------------------------------------------------------------------------

As of June 30, 2004, net unrealized appreciation for federal income tax purposes aggregated $45,287,721, of which $47,643,693 related to appreciated securities and $2,355,972 related to depreciated securities. At June 30, 2004, the aggregate cost of investments, net of options written, for federal income tax purposes was $354,279,753.

Transactions in call options written for the six months ended June 30, 2004 were as follows:

--------------------------------------------------------------------------------
                                                Number of            Premiums
Call Options Written                            Contracts            Received
--------------------------------------------------------------------------------
Outstanding call options written,
  beginning of period .................                  --        $         --
Options written .......................               2,975             117,004
Options expired .......................                 (50)             (6,600)
Options exercised .....................                  --                  --
Options closed ........................              (1,775)            (66,226)
                                               ------------        ------------
Outstanding call options written,
  end of period .......................               1,150        $     44,178
                                               ============        ============
--------------------------------------------------------------------------------

Transactions in put options written for the six months ended June 30, 2004 were as follows:

--------------------------------------------------------------------------------
                                                Number of            Premiums
Put Options Written                             Contracts            Received
--------------------------------------------------------------------------------
Outstanding put options written,
  beginning of period .................                  --        $         --
Options ...............................               4,475             143,936
written
Options expired .......................              (1,400)            (44,949)
Options exercised .....................                  --                  --
Options closed ........................              (1,200)            (48,265)
                                               ------------        ------------
Outstanding put options written,
  end of period .......................               1,875        $     50,722
                                               ============        ============
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (concluded)

4. Short-Term Borrowings:

The Series, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of ..09% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 28, 2003, the credit agreement was renewed for one year under the same terms. The Series did not borrow under the credit agreement during the six months ended June 30, 2004.

Officers and Trustees

Terry K. Glenn -- President and Trustee
Donald W. Burton -- Trustee
M. Colyer Crum -- Trustee
Laurie Simon Hodrick -- Trustee
David H. Walsh -- Trustee
Fred G. Weiss -- Trustee
Donald C. Burke -- Vice President and Treasurer
Robert C. Doll, Jr. -- Senior Vice President
Richard Vella -- Vice President
Brian D. Stewart -- Secretary

Custodian

J.P. Morgan Chase Bank
4 Chase MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 9 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 10 - Controls and Procedures

10(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

10(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - Exhibits attached hereto

11(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

11(a)(2) - Certifications - Attached hereto

11(a)(3) - Not Applicable

11(b) - Certifications - Attached hereto

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        Master Enhanced S&P 500 Series of Quantitative Master Series Trust


       By: /s/ Terry K. Glenn
           ------------------------------
           Terry K. Glenn,
           President of
           Master Enhanced S&P 500 Series of Quantitative Master Series Trust

        Date: August 13, 2004

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


       By: /s/ Terry K. Glenn
           ------------------------------
           Terry K. Glenn,
           President of
           Master Enhanced S&P 500 Series of Quantitative Master Series Trust

        Date: August 13, 2004


       By: /s/ Donald C. Burke
           ------------------------------
           Donald C. Burke,
           Chief Financial Officer of
           Master Enhanced S&P 500 Series of Quantitative Master Series Trust

        Date: August 13, 2004